Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses
Collaboration expense		$ 1,000	$ 1,042
Research and development related		1,282	570
Employee compensation		2,448	1,963
Professional services		607	368
Other		816	570
Total accrued expenses	$ 5,126	$ 6,153	$ 4,513